Consolidated statements of income - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue Table
Health care services	€ 3,384,807,000	€ 3,648,617,000	€ 6,593,602,000	€ 7,417,956,000
Health care products	828,898,000	822,404,000	1,595,732,000	1,601,185,000
Revenue	4,213,705,000	4,471,021,000	8,189,334,000	9,019,141,000
Costs of revenue:
Health care services	2,530,570,000	2,627,659,000	4,964,894,000	5,257,900,000
Health care products	378,891,000	348,359,000	717,447,000	674,577,000
Costs of revenue	2,909,461,000	2,976,018,000	5,682,341,000	5,932,477,000
Gross Profit	1,304,244,000	1,495,003,000	2,506,993,000	3,086,664,000
Operating (income) expenses:
Selling, general and administrative	715,177,000	904,043,000	1,393,954,000	1,827,223,000
(Gain) loss related to divestiture of Care Coordination activities	833,157,000	4,498,000	820,054,000	4,547,000
Research and development	37,648,000	35,096,000	69,545,000	67,232,000
Income from equity method investees	(16,523,000)	(22,939,000)	(34,427,000)	(37,824,000)
Operating income	1,401,099,000	583,301,000	1,897,975,000	1,234,580,000
Other (income) expense:
Interest income	4,051,000	5,869,000	(20,104,000)	(22,817,000)
Interest expense	80,246,000	89,097,000	184,377,000	210,511,000
Income before income taxes	1,316,802,000	488,335,000	1,733,702,000	1,046,886,000
Income tax expense	261,643,000	150,520,000	348,834,000	332,088,000
Net income	1,055,159,000	337,815,000	1,384,868,000	714,798,000
Net income attributable to noncontrolling interests	61,178,000	69,130,000	112,332,000	137,938,000
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 993,981,000	€ 268,685,000	€ 1,272,536,000	€ 576,860,000
Basic earnings per share (in dollars per share)	€ 3.24	€ 0.88	€ 4.15	€ 1.88
Fully diluted earnings per share (in dollars per share)	€ 3.23	€ 0.87	€ 4.14	€ 1.88